PROVISIONS	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
PROVISIONS	27. PROVISIONS

	Group
	Customer remediation	Litigation and other regulatory	Regulatory levies and fees	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	348	112	2	4	28	85	18	14	611
Additional provisions (See Note 8)	198	40	95	36	18	5	93	208	693
Provisions released (See Note 8)	(2)	(83)	—	—	(2)	(7)	—	(4)	(98)
Utilisation and other	(76)	(31)	(91)	(74)	(13)	—	(90)	(201)	(576)
Recharge[1]	—	—	—	14	—	—	—	—	14
Reclassification from provisions to other assets	—	—	—	39	—	—	—	—	39
At 31 December 2025	468	38	6	19	31	83	21	17	683
1Recharge in respect of the UK Bank Levy paid on behalf of other UK entities in the Banco Santander group.
Provisions expected to be settled within no more than 12 months after 31 December 2025 were £352m (2024: £208m).
a) Customer remediation
Motor Finance Broker Commissions
Following the Financial Conduct Authority’s (FCA) Motor Market review in 2019 which resulted in a change in rules in January 2021, Santander Consumer (UK)
plc (SCUK) received several county court claims and complaints in respect of its historical use of discretionary commission arrangements (DCAs) prior to the 2021 rule changes. In January 2024, the FCA commenced a review of the use of DCAs between lenders and credit brokers (the FCA Review). Pending the conclusion of its review, the FCA paused the handling of motor finance commission related complaints. The pause is currently in place until 31 May 2026. A claim was issued against SCUK, Santander UK plc and others in the Competition Appeal Tribunal, alleging that SCUK’s historical DCAs in respect of used car financing operated in breach of the Competition Act 1998. This is currently paused until the end of March 2026 reflecting the extended timeline of the FCA’s Review and subsequent
Consultation (see below).
On 1 August 2025, the Supreme Court handed down its judgment in Hopcraft, Wrench and Johnson (Hopcraft) that motor dealers acting as credit brokers do not owe fiduciary or disinterested duties to their customers and, as a consequence, commission payments by lenders to motor dealers would not be unlawful on that basis. In addition, the Supreme Court held that an unfair relationship under s.140A of the Consumer Credit Act 1974 had arisen in one of the cases on its facts and awarded the amount of the commission paid by the lender plus interest at a commercial rate as the remedy. It also confirmed that the test for unfairness was highly fact sensitive and it outlined a series of non-exhaustive factors to consider in assessing unfair relationships in this context (indicating that no or partial disclosure was not necessarily enough on its own to constitute an unfair relationship).
Following the Supreme Court’s judgment, on 3 August 2025 the FCA announced that it aimed to publish a consultation on an industry wide redress scheme in early October, and that this consultation would be open for six weeks. In early September 2025, the appeal to the Court of Appeal of the High Court’s judicial review of a final decision by the Financial Ombudsman Service against another lender (which alongside the Supreme Court case was highly relevant to the outcome of the FCA’s Review) was discontinued.
Further to the publication of the FCA’s consultation paper on 7 October 2025 regarding a proposed industry-wide motor finance consumer redress scheme
(Consultation), the Santander UK group has reassessed the potential financial impact arising from motor finance related redress payments.
The Santander UK group recognised a provision of £295m in its financial results for 2024. This provision was determined based upon the information then available. It included estimates for operational and legal costs and potential awards based on various scenarios and used a range of assumptions, including the possible outcome of the appeal to the Supreme Court in 2025 of the Court of Appeal’s decision in Hopcraft.
The Santander UK group responded to the Consultation on 12 December 2025 and continues to engage constructively with the FCA about its Consultation proposals. Based on its detailed consideration, the Santander UK group considers that there remains significant uncertainty regarding the ultimate outcome of the
Consultation. The Santander UK group has updated its range of scenarios which has resulted in an additional estimated charge of £183m, increasing the total provision to £461m. This continues to include estimates for operational and legal costs and potential awards reflecting an increased likelihood of a higher number of cases than had previously been predicted as eligible for redress as well as an increased possibility that a remedy is sought to be imposed which extends beyond reversing any damaging financial consequences caused by any unfair relationships. The provision is based on various scenarios using a range of assumptions, including potential changes to the proposed scheme following responses to the Consultation or publication of the FCA’s final scheme rules.
There continue to be significant uncertainties as to the nature, extent and timing of redress payments. The ultimate financial impact could be materially higher or lower than the amount provided.

		Increase / (decrease) in provision
		2025
Assumption	Change in assumption	£m
Claim rate	5% increase	18
Claim rate	5% decrease	(18)
The claim rate represents the proportion of customers who make a request for reimbursement and is a critical judgement and accounting estimate that could materially change the ultimate financial impact.
We have assumed the claim rate in our provision is in line with a write and invite redress scheme with claim rates at 85%.
Mortgages
Provisions were also recognised in 2025 for customer remediation relating to our mortgage book. These provisions remain subject to change as additional data becomes available and remediation boundaries are finalised.
b) Litigation and other regulatory
Litigation and other regulatory provisions principally comprised of amounts in respect of litigation and other regulatory charges, operational loss and operational risk provisions, and related expenses. A number of uncertainties exist with respect to these provisions given the uncertainties inherent in litigation and other regulatory matters, that affect the amount and timing of any potential outflows with respect to which provisions have been established. These provisions are reviewed at least quarterly.
In 2025 there were net releases of £43m (2024: £39m charge) for legal provisions.
c) Regulatory levies and fees
Regulatory levies and fees are payable to regulatory bodies such as the FCA, PRA and Bank of England in the ordinary course of business. In 2025 there were charges of £95m (2024: £44m) including £50m (2024: £nil) relating to FCA fees.
d) Bank Levy
In 2025, a rate of 0.05% (2024: 0.05%) was charged on long term chargeable equity and liabilities and 0.10% on short-term chargeable liabilities (2024: 0.10%).
e) Property
Property provisions include leasehold vacant property provisions, dilapidation provisions for leased properties within the scope of IFRS 16 and decommissioning and disposal costs relating to vacant freehold properties. Leasehold vacant property provisions are made by reference to an estimate of any expected sub-let income, compared to the head rent, and the possibility of disposing of Santander UK’s interest in the lease, taking into account conditions in the property market.
Property provisions include a charge of £16m relating to transformation activity in 2025 (2024: release of £2m). In 2025, these charges consisted of costs relating to leasehold head office closures, along with decommissioning costs relating to freehold head office sites which are either closing or consolidating.
f) ECL on undrawn facilities and guarantees
Provisions include expected credit losses relating to guarantees given to third parties and undrawn loan commitments.
g) Restructuring
Restructuring provisions relate to severance costs associated with transformation and organisational changes. The provision includes a charge of £88m as part of our transformation to improve future returns, focused on simplifying, digitising and automating the bank.
h) Other
Other provisions include provisions that do not fit into any of the other categories, such as fraud losses and some categories of operational losses. In 2025, Other provisions included charges for operational risk provisions of £153m (2024: £161m), including fraud losses of £122m (2024: £122m).
Transforming our Branch Network
In 2025 we announced changes to our branch network to enable the bank to better serve the changing needs of its customers. Starting in June 2025, the changes involve the closure of 95 branches, with new Community Bankers providing local communities with ongoing face-to-face support in these locations. Our refreshed network will consist of 350 branches, including 290 full-service branches, 36 reduced-hours branches, 18 counter-free branches and 6 Work Cafés. As part of these changes, approximately 750 of our colleagues have been placed at risk of redundancy, with support provided to those impacted, including assistance in finding redeployment roles within the bank, access to specialist outplacement support, and dedicated wellbeing support. As a result, we have taken £63m in charges in 2025 including £25m in redundancy provisions and £17m in property provisions which are included in the table shown above. The remaining £21m relates to the impairment of property, see Note 20.